Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Percent ownership	100.00%	100.00%
Debt financing costs	$ 76